Earnings per share (Details) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended	3 Months Ended		4 Months Ended	6 Months Ended	7 Months Ended
	Jun. 30, 2012	Jun. 30, 2013	Dec. 31, 2012	Sep. 30, 2013	Jun. 30, 2013	Dec. 31, 2012
Earnings Per Share [Abstract]
Net income (Loss)	$ 0	$ 5,227	$ (89)	$ 0	$ 4,243	$ (89)
Weighted average common stock outstanding – basic		19,374,601			13,624,599	7,810,708
Stock options using the treasury method		884,583			897,628
Weighted average common stock outstanding – diluted		20,259,184			14,522,227	7,810,708
Stock options excluded from the calculation of diluted earnings per share because inclusion would have been anti-dilutive		0			0